Payables to Securities Brokers	12 Months Ended
Dec. 31, 2018
Brokers and Dealers [Abstract]
Payables to Securities Brokers
12.	PAYABLES TO SECURITIES BROKERS

As of December 31, 2017 and 2018, the payables to securities brokers were bearing interest at 11.25% per annum, repayable on demand, and secured by marketable securities (note 13).